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                    [MML BAYSTATE LETTERHEAD APPEARS HERE]




                                 May 19, 1998


Securities and Exchange Commission
Division of Investment Management
450 Fifth Street
Room 1004
Washington, D.C.   20549

Re: MML Bay State Life Insurance Company: File No. 811-3542
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Registration Statement No. 33-82060


Ladies & Gentlemen:

Pursuant to Rule 497(e) of the Securities Act of 1933, I have enclosed for filing the attached supplement to the prospectus dated May 1, 1998 that was previously filed electronically with the Securities and Exchange Commission under the above-referenced file number. This supplement is being submitted electronically pursuant to Rule 101 of Regulation S-T.

Please contact me if you have any questions or comments at 800/234-2865 extension 2874.

Sincerely,

/s/ Richard M. Howe
Richard M. Howe
Assistant Secretary
MML Bay State Life Insurance Company
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VARIABLE LIFE SELECT PROSPECTUS
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Dated May 1, 1998



The 10 year Effective Annual Rate of Return for the MML Managed Bond Fund is stated incorrectly on page 12, Table 1. The correct 10 year Effective Annual Rate of Return for the MML Managed Bond Fund is 9.08%.

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5/11/98                                                                  Li4008a